Financial Instruments and Fair Value Measurements - Fair Values of Financial Instruments (Detail) (Recurring Fair Value Measurements [Member], USD $) In Millions, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013
Assets
Institutional money market investments	$ 1,040	$ 881
Interest rate swaps	3
Forward exchange contracts	20	13
Total Assets	1,063	895
Liabilities
Forward exchange contracts	14	7
Contingent consideration liabilities	14	23
Total Liabilities	29	30
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets
Institutional money market investments	1,040	881
Total Assets	1,040	881
Significant Other Observable Inputs (Level 2) [Member]
Assets
Interest rate swaps	3
Forward exchange contracts	20	13
Total Assets	23	13
Liabilities
Forward exchange contracts	14	7
Total Liabilities	14	7
Significant Unobservable Inputs (Level 3) [Member]
Liabilities
Contingent consideration liabilities	14	23
Total Liabilities	$ 14	$ 23